Summary of the main accounting policies: Land, furniture and equipment (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 MXN ($)	Dec. 31, 2023 room	Dec. 31, 2022
Land, furniture and equipment:
Number of hotel rooms | room		450
Proceeds from resale of land	$ 286,283
Land in Huatulco
Land, furniture and equipment:
Proceeds from resale of land	$ 286,283
Furniture equipment | Minimum
Land, furniture and equipment:
Percentage of Depreciation		10.00%	10.00%
Furniture equipment | Maximum
Land, furniture and equipment:
Percentage of Depreciation		20.00%	20.00%
Machinery | Minimum
Land, furniture and equipment:
Percentage of Depreciation		10.00%	10.00%
Machinery | Maximum
Land, furniture and equipment:
Percentage of Depreciation		20.00%	20.00%
Computer equipment | Minimum
Land, furniture and equipment:
Percentage of Depreciation		20.00%	20.00%
Computer equipment | Maximum
Land, furniture and equipment:
Percentage of Depreciation		33.00%	33.00%
Transportation equipment | Minimum
Land, furniture and equipment:
Percentage of Depreciation		20.00%	20.00%
Transportation equipment | Maximum
Land, furniture and equipment:
Percentage of Depreciation		25.00%	25.00%
Improvements to leased premises [Member]
Land, furniture and equipment:
Percentage of Depreciation		10.00%	10.00%